Risk/Return Detail Data - StrategicAdvisersIncomeOpportunitiesFund-PRO	Sep. 18, 2023
Risk/Return:
Registrant Name	Fidelity Rutland Square Trust II
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund
Risk/Return:
Strategy Narrative [Text Block]	Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure and/or to manage liquidity.
Risk Narrative [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund | Strategic Advisers Income Opportunities Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Strategic Advisers® Income Opportunities Fund April 29, 2023 Prospectus